Deferred income	12 Months Ended
Mar. 31, 2022
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred income [text block]
21.	Deferred income

	March 31, 202 2	March 31, 2021
Contract liabilities	3,590,018	2,307,214

	3,590,018	2,307,214